Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of carrying amounts of right-of-use assets and lease liabilities and the movements

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2021	$2,601	$2,520
Additions	—	15
Depreciation	(214)	—
Interest Expense	—	176
Payments	—	(305)
Translation	(163)	(151)
At December 31, 2022	$2,224	$2,255

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2020	$20	$20
Additions	2,891	2,731
Depreciation	(179)	—
Interest Expense	—	123
Payments	—	(226)
Translation	(131)	(128)
At December 31, 2021	$2,601	$2,520